Cover	Apr. 26, 2024
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 26, 2024
Entity File Number	001-39677
Entity Registrant Name	CONX Corp.
Entity Central Index Key	0001823000
Entity Tax Identification Number	85-2728630
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	5701 S. Santa Fe Dr.
Entity Address, City or Town	Littleton
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80120
City Area Code	303
Local Phone Number	472-1542
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Units Each Consisting Of One Share Of Class Common Stock And Onefourth Of One Redeemable Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one share of Class A common stock and one-fourth of one redeemable warrant
Trading Symbol	CONXU
Security Exchange Name	NASDAQ
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	CONX
Security Exchange Name	NASDAQ
Warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of Class A common stock at an exercise price of $11.50 per share
Trading Symbol	CONXW
Security Exchange Name	NASDAQ